S-K 1604(a)(3) De-SPAC Forepart, Compensation - A SPAC IV (Holdings) Corp [Member]	Mar. 19, 2026 USD ($) $ / shares shares
A Paradise Class B Ordinary Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Private Placement Units [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 4,000,000
Enhanced Group Class A Common Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	7,116,667